DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details Narrative)					9 Months Ended		12 Months Ended
	Aug. 11, 2023 USD ($)	Nov. 11, 2022 USD ($) $ / shares shares	May 11, 2021 USD ($) $ / shares shares	Feb. 08, 2021 Integer	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)
Subsidiary, Sale of Stock [Line Items]
Condition for future business combination number of businesses minimum | Integer				1
Proceeds from sale from IPO and Private Placement Units			$ 117,300,000		$ 4,025,000
Share Price | $ / shares					$ 10.20
Price per unit | $ / shares		$ 0.045	$ 10.00
Cash held outside the Trust Account					$ 1,537		$ 30,870
Working capital deficit					3,057,188		1,945,267
Amount to be deposited in trust account in connection with the exercise of the first monthly extension		$ 122,920
Business combination, tangible assets					5,000,001
Number of shares redeemed | shares		8,768,456
Common share at redemption value | $ / shares		$ 10.42
Aggregate amount of shares redeemed		$ 91,400,000
Assets held in trust	$ 75,000	$ 28,500,000			150,000
Termination agreement	At the Special Meeting, the Stockholders approved the Extension Amendment Proposal to amend Company’s Charter and authorized the Company to adopt and file the Amended Charter with the Secretary of State of Delaware, which the Company promptly filed following the Stockholders’ approval. The stockholders approved amendments to the Company’s charter and trust agreement allowing the Company to extend its termination date in a series of up to nine (9) one-month extensions until May 11, 2024 in exchange for depositing into its trust account (the “Trust Account”) with Continental Stock Transfer and Trust Company the lesser of $75,000 or $0.045 per share for each public share outstanding (the “Extension Amount”). In connection with the voting on the Extension Amendment Proposal and the Trust Amendment Proposal at the Special Meeting, holders of 1,018,846 shares of Class A ordinary shares exercised the right to redeem such shares for cash.
Maximum net interest to pay dissolution expenses					100,000
Proceeds from Related Party Debt						$ 11,500
Investments held in Trust Account					19,308,261		29,029,416
Proceeds from Interest Withdrawn from Trust Account					498,697		$ 299,601
Convertible loans					$ 1,500,000
Units per price | $ / shares					$ 10.00
Sponsor [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from Related Party Debt					$ 78,925
Founder Shares [Member] | Sponsor [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from sale of founder shares					$ 25,000
Data Knights LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Business combination percentage					80.00%
Business acquisition voting interest					50.00%
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares			11,500,000
Proceeds from sale from IPO and Private Placement Units			$ 115,000,000
Price per unit | $ / shares			$ 10.00		$ 10.00
Transaction Costs					$ 6,771,112
Underwriting fees					2,300,000
Deferred Underwriting Commissions					4,025,000
Other Offering Costs					446,112
Cash held outside the Trust Account					959,560
Working capital deficit					$ 2,943,835
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares			585,275
Proceeds from sale from IPO and Private Placement Units			$ 5,852,750
Share Price | $ / shares			$ 10.00
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Price per unit | $ / shares					$ 0.10
Condition For Future Business Combination Threshold Net Tangible Assets					$ 2,300,000